As filed with the Securities and Exchange Commission on February 7, 2020

Securities Act Registration No. 033-81396

Investment Company Act Registration No. 811-08614

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 73	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 74	☒

(Check appropriate box or boxes.)

BRANDES INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

11988 El Camino Real, Suite 600

San Diego, California 92130

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (858) 755-0239

Lea Anne Copenhefer

c/o Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110-1726

(Name and address of agent for service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 73 to the Registration Statement of Brandes Investment Trust is being filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in PEA No. 72 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California, on the 7th day of February, 2020.

Brandes Investment Trust

By:	/s/ Jeff Busby
Jeff Busby President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gregory Bishop* Gregory Bishop	Trustee	February 7, 2020

/s/ Jeff Busby* Jeff Busby	President and Trustee	February 7, 2020

/s/ Jean Carter* Jean Carter	Trustee	February 7, 2020

/s/ Robert M. Fitzgerald* Robert M. Fitzgerald	Trustee	February 7, 2020

/s/ Oliver Murray* Oliver Murray	Trustee	February 7, 2020

/s/ Craig Wainscott* Craig Wainscott	Trustee	February 7, 2020

/s/ Gary Iwamura Gary Iwamura	Principal Accounting Officer, Principal Financial Officer and Trustee	February 7, 2020

*By:	/s/ Jeff Busby
Jeff Busby

*	Attorney-in-Fact as per Powers of Attorney filed November 9, 2007, September 30, 2008, January 30, 2015, and January 31, 2017.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase